Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 06, 2023	Jan. 13, 2023	Dec. 31, 2022	Dec. 31, 2020	Feb. 14, 2023	Dec. 06, 2022
Subsequent Events [Abstract]
Shares redeemed (in shares)			1,349,252	21,364
Class C Warrants [Member]
Subsequent Events [Abstract]
Term of warrant			5 years
Exercise price (in dollars per share)						$ 2
Subsequent Event [Member]
Subsequent Events [Abstract]
Units issued					$ 13,561
Offering price (in dollars per share)					$ 1.35
Subsequent Event [Member] | February 2023 Warrants [Member]
Subsequent Events [Abstract]
Number of warrants included in Unit (in shares)					1
Term of warrant					5 years
Exercise price (in dollars per share)					$ 1.35
Subsequent Event [Member] | Class C Warrants [Member]
Subsequent Events [Abstract]
Exercise price (in dollars per share)					$ 1.35
Subsequent Event [Member] | Series F Preferred Shares [Member]
Subsequent Events [Abstract]
Shares redeemed (in shares)	1,016,667	1,000,000
Shares redeemed	$ 12,200	$ 12,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Abstract]
Number of shares included in Unit (in shares)					1